Cost of sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost of sales
Salaries and employee benefits	$ 33,307	$ 29,803
Raw materials and consumables	33,465	29,568
Utilities	4,181	4,285
Other costs	5,461	6,602
Costs before intended use	188	0
Employee retention credit	0	(3,962)
Changes in inventories	(3,267)	(2,663)
Inventory write-downs	1,725	8,459
Cost of sales	$ 75,060	$ 72,092